Land Use Rights - Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Real Estate [Abstract]
Land use rights	$ 5,023	$ 3,980
Less: accumulated amortization	(855)	(747)
Exchange differences	374	243
Land use rights, net	$ 4,542	$ 3,476